STOCK OPTIONS AND WARRANTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Class of Warrant or Right [Line Items]
Warrants Outstanding Beginning Balance	332,281	1,733,599
Warrants Cancelled		(1,733,599)
Warrants Assumed from merger		81,237
Warrants Granted	0	251,044
Warrants Exercised	0
Warrants Outstanding Ending Balance	332,281	332,281
Weighted Average Exercise Price Outstanding Beginning Balance	$ 17.20	$ 3.38
Weighted Average Exercise Price Cancelled		$ 3.38
Weighted Average Exercise Price Assumed from merger		$ 63.33
Weighted Average Exercise Price Granted	$ 0	$ 2.27
Weighted Average Exercise Price Exercised	$ 0
Weighted Average Exercise Price Outstanding Ending Balance	$ 17.20	$ 17.20